Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,949	$ 2,972
External research and development expenses	3,227	2,188
Professional services	373	795
Property and equipment	115	217
Facility costs	314	910
Other liabilities	850	1,210
Accrued expenses and other liabilities	$ 7,828	$ 8,292